Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (48.8%)
	Linde plc	1,352,168	672,960
	Sherwin-Williams Co.	685,706	208,345
	Ecolab Inc.	741,694	189,874
	Air Products & Chemicals Inc.	590,218	164,447
	Corteva Inc.	1,959,002	153,351
	PPG Industries Inc.	653,036	73,780
	Dow Inc.	2,099,827	70,869
	Albemarle Corp.	343,873	60,666
	DuPont de Nemours Inc.	1,195,941	57,907
	International Flavors & Fragrances Inc.	726,726	55,267
	CF Industries Holdings Inc.	448,250	50,361
	LyondellBasell Industries NV Class A	752,068	50,125
	RPM International Inc.	372,413	39,465
	Solstice Advanced Materials Inc.	463,359	39,029
	Element Solutions Inc.	675,260	28,651
	Eastman Chemical Co.	333,671	25,316
	Mosaic Co.	926,476	22,143
*	Axalta Coating Systems Ltd.	622,621	19,158
	Celanese Corp.	319,728	16,987
	NewMarket Corp.	21,933	16,967
	Balchem Corp.	93,452	14,647
*	Perimeter Solutions Inc.	427,610	13,803
	Cabot Corp.	152,384	13,335
	Sensient Technologies Corp.	105,539	12,016
	HB Fuller Co.	158,994	10,188
	Chemours Co.	437,938	9,705
	Avient Corp.	267,615	9,479
	Hawkins Inc.	56,418	8,732
	Olin Corp.	332,236	8,595
	Westlake Corp.	93,436	8,113
	Scotts Miracle-Gro Co.	131,255	7,744
	Huntsman Corp.	482,275	7,403
	Ashland Inc.	123,520	7,152
*	Ingevity Corp.	102,777	6,970
	Minerals Technologies Inc.	88,278	6,799
	Innospec Inc.	72,637	6,025
	Quaker Chemical Corp.	40,467	5,808
	FMC Corp.	364,921	4,985
*,1	PureCycle Technologies Inc.	395,551	4,901
*	Ecovyst Inc.	319,459	4,214
	Stepan Co.	62,933	3,326
	Tronox Holdings plc	349,360	2,777
*,1	ASP Isotopes Inc.	312,026	2,428
	Koppers Holdings Inc.	53,561	2,185
*	LSB Industries Inc.	162,347	2,036
	AdvanSix Inc.	74,434	1,670
*	Rayonier Advanced Materials Inc.	176,846	1,618
	Mativ Holdings Inc.	159,711	1,418
*	Aspen Aerogels Inc.	205,266	1,314
*	Intrepid Potash Inc.	31,334	1,224
	Orion SA	159,972	1,222
*	Flotek Industries Inc.	42,189	842
	Kronos Worldwide Inc.	62,058	446
			2,208,788
Construction Materials (11.9%)
	CRH plc	1,953,279	212,497
	Vulcan Materials Co.	380,682	107,703
	Martin Marietta Materials Inc.	175,824	102,266
*	Amrize Ltd.	1,452,483	79,000

		Shares	Market Value ($000)
	Eagle Materials Inc.	91,717	20,286
*	Knife River Corp.	165,606	13,002
	United States Lime & Minerals Inc.	31,388	3,578
			538,332
Containers & Packaging (8.8%)
	Smurfit Westrock plc	1,529,752	62,949
	Packaging Corp. of America	259,780	56,869
	Amcor plc	1,348,225	52,338
	International Paper Co.	1,467,768	49,126
	Ball Corp.	737,793	40,335
	Avery Dennison Corp.	224,441	35,702
	Crown Holdings Inc.	327,517	31,140
	AptarGroup Inc.	186,085	21,558
	Sonoco Products Co.	288,502	14,044
	Graphic Packaging Holding Co.	862,958	9,717
	Silgan Holdings Inc.	253,832	9,534
	Greif Inc. Class A	68,631	4,347
*	O-I Glass Inc.	447,421	3,915
	TriMas Corp.	83,005	3,397
	Myers Industries Inc.	92,696	2,114
*	Ranpak Holdings Corp.	112,218	774
			397,859
Metals & Mining (29.9%)
	Newmont Corp. (XNYS)	3,151,199	346,033
	Freeport-McMoRan Inc.	4,193,693	275,568
	Nucor Corp.	648,021	162,005
	Steel Dynamics Inc.	401,622	104,482
	Alcoa Corp.	769,938	59,778
	Coeur Mining Inc.	3,018,692	58,321
	Reliance Inc.	149,133	56,785
	Royal Gold Inc.	247,555	55,571
	Hecla Mining Co.	1,956,670	34,770
*,1	MP Materials Corp.	414,739	26,834
	Commercial Metals Co.	323,561	24,607
*	Cleveland-Cliffs Inc.	1,664,386	22,636
	Warrior Met Coal Inc.	154,066	14,565
*	USA Rare Earth Inc.	508,832	14,252
	Materion Corp.	59,179	13,022
*	Century Aluminum Co.	194,939	12,860
*	Constellium SE	357,544	12,249
	Kaiser Aluminum Corp.	47,300	8,611
*	Perpetua Resources Corp.	246,095	6,662
*	Alpha Metallurgical Resources Inc.	30,763	6,121
*	Hycroft Mining Holding Corp. Class A	152,779	5,049
*	Ivanhoe Electric Inc.	356,047	4,792
	Worthington Steel Inc.	96,393	4,067
*,1	TMC the metals Co. Inc.	632,249	3,825
	Ryerson Holding Corp.	128,333	3,670
*	McEwen Mining Inc.	147,551	3,230
*	Compass Minerals International Inc.	100,838	3,219
*,1	US Antimony Corp.	355,090	3,189
	SunCoke Energy Inc.	247,374	2,229
*	Metallus Inc.	103,421	2,032
*	Ramaco Resources Inc. Class A	106,060	1,656
			1,352,690
Paper & Forest Products (0.5%)
	Louisiana-Pacific Corp.	183,433	14,011
	Sylvamo Corp.	95,148	3,736
*	Magnera Corp.	96,821	1,101
*	Clearwater Paper Corp.	44,423	724
	Mercer International Inc.	117,322	109
			19,681
Total Common Stocks (Cost $3,743,466)			4,517,350

		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $27,747)	277,500	27,747
Total Investments (100.5%) (Cost $3,771,213)			4,545,097
Other Assets and Liabilities—Net (-0.5%)			(21,527)
Net Assets (100.0%)			4,523,570
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,510.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,769 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Air Products & Chemicals Inc.	8/31/2026	BANA	7,819	(3.620)	—	(300)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2026.
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,517,350	—	—	4,517,350
Temporary Cash Investments	27,747	—	—	27,747
Total	4,545,097	—	—	4,545,097
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(300)	—	(300)